Contract liability - Disclosure of Current and Non-Current Contract Liabilities (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	SFr 4,333	SFr 6,409
Non-current	0	3,637
Contract liability	4,333	10,046	SFr 35,237
Novartis
Disclosure Of Detailed Information About Contract Liability [Line Items]
Current	4,333	6,409
Non-current	0	3,637
Contract liability	SFr 4,333	SFr 10,046	SFr 18,584